Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Schedule of reconciliation of earnings available to common stockholders and basic weighted-average common shares outstanding to diluted weighted average common shares outstanding

	Three Months Ended March 31,
	2014	2013
	(In thousands, except per share data)
Net income	$1,123	$1,012
Preferred stock dividends and net accretion	(27)	(27)
Dividends and undistributed earnings allocated to participating securities	(34)	(16)
Net income available to common shareholders	$1,062	$969
Weighted average shares outstanding, basic	3,762	3,149
Effect of dilutive equity-based awards	34	48
Weighted average shares outstanding, diluted	3,796	3,197
Net earnings per common share:
Basic earnings per common share	$0.28	$0.31
Diluted earnings per common share	0.28	0.30